Investment Risks - Davis Series	Dec. 31, 2025
Davis Financial Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Financial Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Financial Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Financial Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Financial Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Financial Fund | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Financial Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
Davis Financial Fund | Interest Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Davis Financial Fund | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

Davis Financial Fund | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Financial Fund | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Financial Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Financial Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Financial Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Financial Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Financial Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Financial Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Financial Fund | Mid- and Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Opportunity Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Opportunity Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Opportunity Fund | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Opportunity Fund | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Opportunity Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Opportunity Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Opportunity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Opportunity Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Opportunity Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Opportunity Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Opportunity Fund | Mid- and Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Real Estate Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Real Estate Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Real Estate Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Real Estate Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.

Davis Real Estate Fund | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Real Estate Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Real Estate Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Real Estate Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Real Estate Fund | Mid- and Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Real Estate Fund | Variable Current Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Davis Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Balanced Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Balanced Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Balanced Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.

Davis Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
Davis Balanced Fund | Changes in Debt Rating Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
Davis Balanced Fund | Extension and Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension and Prepayment Risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.

Davis Balanced Fund | Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.

Davis Balanced Fund | Foreign Country Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Balanced Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Balanced Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Balanced Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stock is a form of equity security and is generally ranked behind an issuer’s debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.

Davis Balanced Fund | Bonds and Other Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bonds and Other Debt Securities Risk. Corporations, governments and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.

Davis Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
Davis Balanced Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Balanced Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Balanced Fund | Mid- and Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Balanced Fund | High-Yield [Member]
Prospectus [Line Items]
Risk [Text Block]
High-Yield, High-Risk Debt Securities Risk. Issuers of these debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. These issuers are likely to have a substantial amount of other debt, which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.

Davis Balanced Fund | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Balanced Fund | Variable Current Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Davis Government Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Davis Government Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Government Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

Davis Government Bond Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

Davis Government Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
Davis Government Bond Fund | Changes in Debt Rating Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
Davis Government Bond Fund | Extension and Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension and Prepayment Risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.

Davis Government Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
Davis Government Bond Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Government Bond Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.

Davis Government Bond Fund | Variable Current Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Davis Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Davis Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Davis Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Davis Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Davis Government Money Market Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

Davis Government Money Market Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

Davis Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
Davis Government Money Market Fund | Changes in Debt Rating Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
Davis Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
Davis Government Money Market Fund | Fees and Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fees and Expenses Risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Government Money Market Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.

Davis Government Money Market Fund | Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Government Money Market Fund | Variable Current Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable Current Income Risk. The income that the Fund pays to investors is not stable.